INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The Company’s intangible assets with definite useful lives primarily consist of patents and licensed software. The following table summarizes the components of acquired intangible asset balances as of:

	December 31,	December 31,
	2022	2021

Patents	$1,668,614	$1,378,836
Licensed software	25,473,373	28,270,157
Software development costs	118,139	129,051
Less: accumulated amortization	(8,602,749)	(8,229,006)
Less: impairment	(14,006,405)	(14,632,931)
Intangible assets, net	$4,650,972	$6,916,107

Amortization expenses for the years ended December 31, 2022, 2021 and 2020 amounted to $1,680,334, $3,451,000 and $740,641, respectively. The Company assessed some of the licensed software is unlikely to generate cash flow, as of year ended December 2022 and 2021, it recorded $14,006,405 and $14,632,931 impairment loss respectively.

The estimated amortization is as follows:

For the year ended December 31	Estimated amortization expense
2023	$1,935,939
2024	1,225,042
2025	710,660
2026	69,249
2027	63,670
Thereafter	646,412
Total	$4,650,972